Acquisition and Development of Generation Facilities - Pro Forma Financial Information (Detail) - Predecessor - La Frontera Holdings, LLC [Member] - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Oct. 02, 2016	Sep. 30, 2016	Dec. 31, 2015
Statement [Line Items]
Revenues	$ 4,116	$ 4,116	$ 6,133
Net income (loss)	$ 22,835	$ (672)	$ (4,671)